Income tax expense	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
13. Income tax expense

NXT periodically earns revenues while operating outside of Canada in foreign jurisdictions. Payments made to NXT for services rendered to clients and branch offices in certain countries may be subject to foreign income and withholding taxes. Such taxes incurred are only recoverable in certain limited circumstances, including potential utilization in Canada as a foreign tax credit, or against future taxable earnings from the foreign jurisdictions.

For the year ended December 31, 2016, NXT recorded foreign income and withholding taxes of $159,990 (2015 - $1,755,678 and 2014 - $nil) on a portion of its revenues generated on the Bolivian project, including withholding taxes incurred on certain charges to the Bolivian branch office.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2016	2015	2014
Net income (loss) before income taxes	$(8,725,051)	$5,688,136	$(1,563,361)
Canadian statutory income tax rate	27.0%	26.0%	25.0%
Income tax (recovery) at statutory income tax rate	(2,355,764)	1,478,915	(390,840)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	223,463	407,593	176,719
Change in statutory tax rates	-	(511,508)	-
Foreign exchange adjustments	112,581	(489,665)	(185,093)
Foreign tax credit benefit	(256,500)	(1,755,678)	-
Other	(271,676)	(318,664)	12,474
	(2,547,896)	(1,189,007)	(387,040)
Change in valuation allowance	2,547,896	(5,633,993)	387,040
	-	(6,823,000)	-
Income taxes in foreign jurisdictions	374,511	1,970,908	-
Income tax expense (recovery)	374,511	(4,852,092)	-

As at December 31, 2016 the Company has available for future Canadian income tax deduction purposes the following unrecognized tax pools:

Non-capital / operating loses carried forward
(expiration dates 2030 to 2035)	$ 24,992,119
Canadian resource pool deductions	5,567,443
Capital cost allowance and financing costs deductible	4,246,726
Unclaimed SRED expenditures	509,130
35,315,418

There are also tax credits as follows:

SRED	$ 106,627
Unclaimed Foreign Tax Credit	371,133
477,760

A valuation allowance has been provided for the potential financial statement value of these assets and the Company’s other deferred income tax assets, due to uncertainty regarding the amount and timing of their potential future utilization, as follows:

	2016	2015	2014
Net operating losses carried forward:
Canada (expiration dates 2030 to 2035)	$ 6,747,506	$ 5,100,905	$ 4,236,318
USA (expiration dates 2020 to 2026)	2,575,389	2,654,605	2,225,150
Timing differences on property & equipment
and financing costs	1,789,311	1,850,228	2,106,780
SRED Expenditures	215,303	-	-
Foreign Tax Credit	371,133	-	-
	11,059,946	9,605,738	8,568,248
Intellectual property	(6,216,552)	(6,671,544)	-
	5,482,090	2,934,194	8,568,248
Less valuation allowance	(5,482,090)	(2,934,194)	(8,568,248)
	-	-	-